Expense Example, No Redemption - Allspring Index Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 121
Expense Example, No Redemption, 3 Years	416
Expense Example, No Redemption, 5 Years	733
Expense Example, No Redemption, 10 Years	$ 1,631